LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of changes in lease obligation [Table Text Block]
	December 31, 2023	December 31, 2022
Balance - beginning of the period	$246,809	$138,684
Liability settled	$(75,130)	$(141,049)
Liability revaluation	$-	$-
Interest expense	$10,993	$2,365
Balance - end of the period	$182,672	$-

Current portion	$79,989	$-
Long-term portion	$102,683	$-
Total lease obligation	$182,672	$-